Note 4 - Accumulated Other Comprehensive Income (Loss) - Changes in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Balance beginning of the year		$ 25,907	$ 23,836
Balance end of the year		28,728	25,907
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent [Member]
Balance beginning of the year	[1]	20	(2)
Other comprehensive income before reclassifications	[1]	98	19
Amount reclassified from accumulated other comprehensive income (loss)	[1]		3
Net other comprehensive income	[1]	98	22
Balance end of the year	[1]	$ 118	$ 20

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.